U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                      --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
                                                                     --

                  Pre-Effective Amendment No.      1
                                                 -----

                  Post-Effective Amendment No.
                                                 -----
                                     and/or
                                                                      --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
                                                                     --

                  Amendment No.      1
                                   -----

                        (Check appropriate box or boxes)

                             PRAGMA INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                   7150 Greenville Avenue, Suite 101 - LB 340
                               Dallas, Texas 75231
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (214) 373-3585

                               John H. Alban, III
                                  PRAGMA, Inc.
                   7150 Greenville Avenue, Suite 101 - LB 340
                               Dallas, Texas 75231
                     (Name and Address of Agent for Service)

                                   Copies to:

                                 Tina D. Hosking
                                MGF Service Corp.
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

     Registrant hereby declares its intention to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                             PRAGMA INVESTMENT TRUST

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(A)
                        UNDER THE SECURITIES ACT OF 1933
                        --------------------------------
PART A
------
Item no.        Registration Statement Caption          Caption in prospectus
--------        ------------------------------          ---------------------
1.              Cover Page                              Cover Page

2.              Synopsis                                Expense Information

3.              Condensed Financial Information         Performance Information

4.              General Description of Registrant       Operation of the Fund;
                                                        Investment Objective,
                                                        Investment Policies and
                                                        Risk Considerations

5.              Management of the Fund                  Operation of the Fund

6.              Capital Stock and Other Securities      Cover Page; Operation of
                                                        the Fund; Dividends and
                                                        Distributions; Taxes

7.              Purchase of Securities Being Offered    How to Purchase Shares;
                                                        Calculation of Share
                                                        Price; Application

8.              Redemption or Repurchase                How to Redeem Shares

9.              Pending Legal Proceedings               Inapplicable


PART B
------                                                  Caption in Statement
                                                        of Additional
Item no.        Registration Statement Caption          Information
-------         ------------------------------          --------------------
10.             Cover Page                              Cover Page

11.             Table of Contents                       Table of Contents







                                       (i)

12.           General Information and History           Inapplicable

13.           Investment Objectives and Policies        Definitions, Policies
                                                        and Risk Considerations;
                                                        Investment Limitations;
                                                        Securities Transactions;
                                                        Portfolio Turnover

14.           Management of the Fund                    Trustees and Officers

15.           Control Persons and Principal Holders     Inapplicable
              of Securities

16.           Investment Advisory and Other Services    The Investment Adviser;
                                                        Custodian; Auditors; MGF
                                                        Service Corp.;
                                                        Securities Transactions

17.           Brokerage Allocation and Other            Securities Transactions
              Practices

18.           Capital Stock and Other Securities        The Fund

19.           Purchase, Redemption and Pricing of       Calculation of Share
              Securities Being Offered                  Price; Redemption in
                                                        Kind

20.           Tax Status                                Taxes

21.           Underwriters                              Inapplicable

22.           Calculation of Performance Data           Historical Performance
                                                        Information

23.           Financial Statements                      Statement of Assets and
                                                        Liabilities


PART C
------

     The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.










                                      (ii)

                             PRAGMA PROVIDENCE FUND

                                   PROSPECTUS

                                         , 1996

                                                                PROSPECTUS
                                                                    , 1996



                             PRAGMA INVESTMENT TRUST
                             7150 GREENVILLE AVENUE
                               SUITE 101 - LB 340
                               DALLAS, TEXAS 75231
                                  (214)373-3585
                           E-MAIL: PRAGMAINC @ AOL.COM


-------------------------------------------------------------------------------

     The PRAGMA Providence Fund (the "Fund"), a separate series of PRAGMA Investment Trust, is an aggressive equity mutual fund which seeks long-term capital appreciation through investment in common stocks. Dividend income is only an incidental consideration to the Fund's investment objective.

     PRAGMA Inc. (the "Adviser"), 7150 Greenville Avenue, Suite 101-LB 340, Dallas, Texas 75231, manages the Fund's investments. The Adviser uses fundamental security analysis to identify and purchase shares of companies which it believes have the potential for significant earnings growth.

     This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated , 1996 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling the number listed below.

--------------------------------------------------------------------------------
For Information or Assistance in Opening An Account, Please Call:

Nationwide (Toll-Free). . . . . . . . . . . . . . . .800-738-2065
-------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

EXPENSE INFORMATION
-------------------

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------

             Sales Load Imposed on Purchases . . . . . . . . . . . . .  None
             Sales Load Imposed on Reinvested Dividends. . . . . . . .  None
             Redemption Fee. . . . . . . . . . . . . . . . . . . . . .  None*

    * A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------

             Management Fees . . . . . . . . . . . . . .   1.49%
             12b-1 Fees. . . . . . . . . . . . . . . . .   None
             Other Expenses. . . . . . . . . . . . . . .    .01%**
             Total Fund Operating Expenses . . . . . . .   1.50%


    **       Represents fees and expenses of the non-interested Trustees.
             The Adviser is contractually required to reduce its management fee in an amount equal to such fees and expenses, which are estimated to be .01% of the Fund's net assets. The Adviser undertakes that the expenses of the Fund will not, in any event, exceed 1.50% of the Fund's average net assets. See "Operation of the Fund."

EXAMPLE
-------

You would pay the following expenses on a
$1,000  investment,  assuming (1) 5% annual
return and (2) redemption at the end of
each time period:
                                 1 Year          $ 15
                                 3 Years           47

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on estimated amounts for the current fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVE, INVESTMENT POLICIES AND RISK CONSIDERATIONS
-----------------------------------------------------------------

    The investment objective of the Fund is to seek long-term capital appreciation through investment in common stocks. Dividend income is only an incidental consideration to the Fund's investment objective. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval. The Adviser has not previously provided investment advisory services to a regulated investment company.

    Investments in common stocks are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate. In selecting securities for the Fund, the Adviser will generally purchase common stocks of companies which it believes meet one of the following criteria:

    1. companies, often relatively small or new, with new or appealing products or services;

    2. companies whose products or services have the potential for significant growth in sales; and

    3. "special situations" that may cause a company's earnings to grow significantly because of changes in products, services, applicability, or strategy.


    The Fund may from time to time invest a substantial portion of its assets in small, unseasoned companies. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

     The Fund may invest in foreign companies through the purchase of sponsored American Depository Receipts (certificates of ownership issued by an American bank or trust company as a convenience to investors in lieu of the underlying shares which it holds in custody) or other securities of foreign issuers that are publicly traded in the United States. When selecting foreign investments, the Adviser will seek to invest in securities that have investment characteristics and qualities comparable to the kinds of domestic securities in which the Fund invests. The Fund does not currently intend to invest more than 15% of its net assets in American Depository Receipts and other foreign securities. Foreign investments may be subject to special risks, including future political and economic developments and the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions, that might affect an investment adversely.

    For defensive purposes, the Fund may temporarily hold all or a portion of its assets in money market instruments. The money market instruments which the Fund may own from time to time include U.S. Government obligations having a maturity of less than one year, commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc., repurchase agreements, bank debt instruments (certificates of deposit, time deposits and bankers' acceptances) and other short-term instruments issued by domestic branches of U.S. financial institutions that are insured by the Federal Deposit Insurance Corporation and have assets exceeding $10 billion.

    Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and the largest and, in the Adviser's judgment, most creditworthy primary U.S. Government securities dealers.
Repurchase agreements entered into by the Fund will be collateralized by high-grade debt obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.

    The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers, although the Fund has no present intention to do so.

    The Fund may borrow money from banks or as may be necessary for the clearance of securities transactions but only for emergency or extraordinary purposes in an amount not exceeding 5% of the Fund's total assets. The Fund's policy on borrowing is a fundamental policy which may not be changed without the affirmative vote of a majority of its outstanding shares.

    The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. Although the annual portfolio turnover rate of the Fund cannot be accurately predicted, it is not expected to exceed 50%, but may be either higher or lower. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the Fund would not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not qualify as a regulated investment company if it derives more than 30% or more of its gross income from gains (without offset for losses) from the sale or other disposition of securities held for less than three months. High turnover may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see "Taxes").

HOW TO PURCHASE SHARES
----------------------

    Your initial investment in the Fund must be at least $1,000. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Fund. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Fund's transfer agent, MGF Service Corp., by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by MGF Service Corp. by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by MGF Service Corp. by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by MGF Service Corp. after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the net asset value next determined on the following business day.

    You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201- 5354. Checks should be made payable to the "PRAGMA Providence Fund." An account application is included in this Prospectus.

    The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Fund reserves the rights to limit the amount of investments and to refuse to sell to any person.

    Investors should be aware that the Fund's account application contains provisions in favor of the Fund, MGF Service Corp. and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

    Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or MGF Service Corp. in the transaction.

    You may also purchase shares of the Fund by wire. Please telephone MGF Service Corp. (Nationwide call toll-free 800-738-2065) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money.

     Your investment will be made at the next determined net asset value after your wire is received together with the account information indicated above. If the Fund does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you are required to mail a completed account application to MGF Service Corp. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but MGF Service
Corp. reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

    You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable or endorsed to the "PRAGMA Providence Fund." Bank wires should be sent as outlined above. You may also make additional investments at the Fund's offices at 7150 Greenville Avenue, Suite 101-LB 340, Dallas, Texas 75231. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Fund reserves the right to impose such requirement.

HOW TO REDEEM SHARES
--------------------

    You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

    Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. If your instructions request a redemption by wire, you will be charged an $8 processing fee by the Fund's Custodian. The Fund reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

    You may also redeem shares by placing a wire redemption through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Fund or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

     You will receive the net asset value per share next determined after receipt by MGF Service Corp. of your redemption request in the form described above. Payment is made within
                                      - 7 -
three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

    At the discretion of the Fund or MGF Service Corp., corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Fund reserves the right to require you to close your account if at any time the value of your shares is less than $1,000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Fund may determine from time to time. After notification to you of the Fund's intention to close your account, you will be given sixty days to increase the value of your account to the minimum amount.

    The Fund reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

    The Fund expects to distribute substantially all of its net investment income and net realized capital gains, if any, on an annual basis. Distributions are paid according to one of the following options:

     Share Option  -   income  distributions  and  capital  gains  distributions
                       reinvested in additional shares.

     Income Option  -  income   distributions  and  short-term   capital  gains
                       distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

      Cash Option -    income distributions and capital gains distributions
                       paid in cash.

    You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

    If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then current net asset value and your account will be converted to the Share Option.

TAXES
-----

    The Fund intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as net realized short-term capital gains, if any, are taxable to investors as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares.

    The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUND
---------------------

    The Fund is a diversified series of PRAGMA Investment Trust, an open-end management investment company organized as an Ohio business trust on January 10, 1996. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, various organizations are retained to perform specialized services for the Fund.


    The Fund retains PRAGMA, Inc. (the "Adviser"), 7150 Greenville Avenue, Suite 101-LB 340, Dallas, Texas, to manage the Fund's investments. The Adviser was organized in 1981 and has approximately $12 million of assets under management as of December 31, 1995. John H. Alban, Jr., Chairman of the Board of the Trust, is primarily responsible for overseeing the management of the Fund's portfolio. He is the President and controlling shareholder of the Adviser, and has been so since that firm's inception in 1981.

    The Fund pays the Adviser a fee at the annual rate of 1.50% of the average value of its daily net assets. The rate of the advisory fee paid by the Fund is higher than that paid by most other mutual funds; however, unlike most mutual funds, the advisory fee paid by the Fund includes transfer agency, pricing, custodial, auditing and legal services, and general administrative and other operating expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non- interested Trustees and extraordinary expenses.

     As of the date of this Prospectus, John H. Alban, Jr. is the sole shareholder of the Fund.

    The Adviser has retained MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354, to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent. MGF Service Corp. is a subsidiary of Leshner Financial, Inc., of which Robert H. Leshner is the controlling shareholder. Certain of the Fund's officers are also officers of MGF Service Corp.

     MGF Service Corp. also provides accounting and pricing services to the Fund. For its services to the Fund, MGF Service Corp. receives a monthly fee from the Adviser, out of the investment advisory fee paid by the Fund to the Adviser, for calculating daily net asset value per share and maintaining such books and records as are necessary to enable MGF Service Corp. to perform its duties.
    MGF Service Corp. has also been retained to provide administrative services to the Fund. In this capacity, MGF Service Corp. supplies executive, administrative and regulatory services, supervises the preparation of the Fund's tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Adviser pays MGF Service Corp. monthly, out of the investment advisory fee the Adviser receives from the Fund, a fee for these administrative services at the annual rate of 0.15% of the average value of the Fund's daily net assets up to $25 million, 0.125% of such assets between $25 million and $50 million and 0.10% of such assets in excess of $50 million.

    Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund.

    Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Fund is not required to hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Fund's outstanding shares. The Fund will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

CALCULATION OF SHARE PRICE
--------------------------

    On each day that the Fund is open for business, the share price (net asset value) of the Fund's shares is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Fund is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

    Portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------

    From time to time, the Fund may advertise its "average annual total return." Average annual total return figures are based on historical earnings and are not intended to indicate future performance.

    The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

    From time to time, the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, FORTUNE or MORNINGSTAR MUTUAL FUND VALUES. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators such as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Value Line Composite Index, the NASDAQ Composite Index and the Russell 2000 Index. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends.


PRAGMA PROVIDENCE FUND                                    ACCOUNT NO.  34 ________________________________
Account Application                                                    (For Fund Use Only)

Please mail completed account  application to:            FOR BROKER/DEALER USE ONLY
     MGF Service Corp.                                    Firm Name:__________________________________________
     P.O. Box 5354                                        Home Office Address:________________________________
     Cincinnati, Ohio 45201-5354                          Branch Address:_____________________________________
                                                          Rep Name & No.:_____________________________________
                                                          Rep. Signature:_____________________________________
=====================================================================================================================
Initial Investment of $ __________________ ($1,000 minimum)

[ ]  Check or draft enclosed payable to the PRAGMA Providence Fund.

[ ]  Bank Wire From:_____________________________________________________

=====================================================================================================================
Account Name                                                                              S.S. #/Tax l.D.#

---------------------------------------------------------------------------------------- ----------------------------
Name of Individual, Corporation, Organization, or Minor, etc.                            (In case of custodial account
                                                                                          please list minor's S.S.#)

________________________________________________________________________________________  Citizenship:
Name of Joint Tenant, Partner, Custodian                                                  [ ]  U.S.
Address                                                                                   [ ]  Other____________

                                                                                          Phone

----------------------------------------------------------------------------------------  (        )----------
Street or P.O. Box                                                                        Business Phone

----------------------------------------------------------------------------------------  (        )----------
City                                                       State       Zip                Home Phone

Check Appropriate Box:   [ ] Individual      [ ] Joint Tenant (Right of survivorship presumed)
                         [ ] Corporation     [ ] Trust    [ ] Custodial    [ ] Other

Occupation and Employer Name/Address:_________________________________________________________________________

Are you an associated person of an NASD member?   [ ]  Yes   [ ]   No

=====================================================================================================================
TAXPAYER  IDENTIFICATION NUMBER -- Under penalties of perjury I certify that the
Taxpayer  Identification  Number listed above is my correct number. Check box if appropriate:

[ ]  I am exempt  from  backup  withholding  under  the  provisions  of  section
     3406(a)(1)(c) of the Internal Revenue Code; or I am not subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends;
     or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.
[ ] I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service
    Center or Social Security Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.

=====================================================================================================================
DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)
[ ]  Share Option   --        Income distributions and capital gains distributions automatically reinvested in additional shares.
[ ]  Income Option  --        Income distributions and short-term capital gains distributions paid in cash, long-term capital gains distributions reinvested in additional shares.
[ ]  Cash Option    --        Income distributions and capital gains distributions paid in cash.

=====================================================================================================================
Signatures
By signature  below each investor  certifies  that he has received a copy of the
Fund's  current  Prospectus,  that he is of  legal  age,  and  that he has  full authority and legal  capacity for himself or the  organization  named below,  to make  this  investment  and to use the  options  selected  above.  The  investor appoints MGF Service Corp.  as his agent to enter orders for shares,  to receive dividends and distributions  for automatic  reinvestment in additional shares of the Fund for credit to the  investor's  account and to surrender for  redemption shares held in the investor's  account in accordance  with any of the procedures elected above or for payment of service  charges  incurred by the investor.  The investor  further  agrees that MGF Service Corp.  can cease to act as such agent upon ten days'  notice in writing to the  investor at the address  contained  in this Application.  The investor hereby ratifies any instructions  given pursuant to this  Application  and for himself and his successors and assigns does hereby release  PRAGMA  Investment  Trust,  PRAGMA,  Inc.,  MGF Service Corp. and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed  herein.  The Internal Revenue Service does not require your consent to any provision of this  document  other than the certifications required to avoid backup withholding.


By: _____________________________________________             ____________________________________________
                 Signature & Title                                                Date

By: _____________________________________________             ____________________________________________
                 Signature & Title                                                Date


        NOTE: CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS MUST COMPLETE
            THE RESOLUTION FORM ON THE REVERSE SIDE. UNLESS OTHERWISE
         SPECIFIED, EACH JOINT OWNER SHALL HAVE FULL AUTHORITY TO ACT ON
                             BEHALF OF THE ACCOUNT.

RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of the PRAGMA Providence Fund (the Fund) and that


--------------------------------------------------------------------------------------------------------------
is (are) hereby  authorized to complete and execute the Application on behalf of the  corporation  or  organization  and  to  take  any  action  for it as may be necessary or appropriate with respect to its shareholder  account with the Fund, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any  documents  necessary or  appropriate  to appoint MGF Service  Corp. as redemption  agent of the corporation or organization  for shares of the Fund, to establish or acknowledge  terms and conditions  governing the redemption of said shares and to otherwise implement the privileges elected on the Application.

                                   CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of the


--------------------------------------------------------------------------------------------------------------
                             (Name of Organization)

incorporated or formed under the laws of______________________________________________________________________
                                                                  (State)

and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on at which a quorum was present and acting throughout, and that the same are now in full force and effect.

I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                         NAME                                                        TITLE

-----------------------------------------------------     ----------------------------------------------------

-----------------------------------------------------     ----------------------------------------------------

-----------------------------------------------------     ----------------------------------------------------

Witness my hand and seal of the corporation or organization this__________________day of____________________, 19_______


-----------------------------------------------------     ----------------------------------------------------
                   *Secretary-Clerk                                 Other Authorized Officer (if required)


*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.

PRAGMA INVESTMENT TRUST
7150 Greenville Avenue
Suite 101-LB 340
Dallas, Texas 75231

BOARD OF TRUSTEES
John H. Alban, Jr.
John H. Alban, III
William L. Hutton
William B. Snyder
James C. Tappan


OFFICERS
John H. Alban, Jr., Chairman of the Board
John H. Alban, III, President
Robert G. Dorsey,   Vice President
John F. Splain,     Secretary
Mark J. Seger,      Treasurer
Tina D. Hosking     Assistant Secretary

INVESTMENT ADVISER
PRAGMA, INC.
7150 Greenville Avenue
Suite 101-LB 340
Dallas, Texas 75231
214-373-3585

TRANSFER AGENT
MGF SERVICE CORP.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-738-2065
Cincinnati: 513-629-2070

RATE LINE
Nationwide: (Toll-Free) 800-852-4052


TABLE OF CONTENTS

Expense Information. . . . . . . . . . . . . . . . . . . . . .
Investment Objective, Investment Policies and
  Risk Considerations. . . . . . . . . . . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . . . . . .
Dividends and Distributions. . . . . . . . . . . . . . . . . .
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Operation of the Fund. . . . . . . . . . . . . . . . . . . . .
Calculation of Share Price . . . . . . . . . . . . . . . . . .
Performance Information. . . . . . . . . . . . . . . . . . . .
Application. . . . . . . . . . . . . . . . . . . . . . . . . .
-----------------------------------------------------------------

    No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell shares in any State to any person to whom it is unlawful for the Fund to make such offer in such State.

                             PRAGMA INVESTMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                                          , 1996


                           The PRAGMA Providence Fund


    This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The PRAGMA Providence Fund dated , 1996. A copy of the Fund's Prospectus can be obtained by writing the Fund at 7150 Greenville Avenue, Suite 101-LB 340, Dallas, Texas 75231, or by calling the Fund nationwide toll-free 800-738-2065.

                       STATEMENT OF ADDITIONAL INFORMATION

                             PRAGMA Investment Trust
                   7150 Greenville Avenue, Suite 101 - LB 340
                               Dallas, Texas 75231

                                TABLE OF CONTENTS
                                                              PAGE

THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . .   3

DEFINITIONS, POLICIES AND RISK CONSIDERATION . . . . . . . .   3

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . .   8

TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . .  10

THE INVESTMENT ADVISER . . . . . . . . . . . . . . . . . . .  11

SECURITIES TRANSACTIONS. . . . . . . . . . . . . . . . . . .  13

PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . .  14

CALCULATION OF SHARE PRICE . . . . . . . . . . . . . . . . .  14

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

REDEMPTION IN KIND . . . . . . . . . . . . . . . . . . . . .  16

HISTORICAL PERFORMANCE INFORMATION . . . . . . . . . . . . .  16

CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . .  18

AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . .  18

MGF SERVICE CORP . . . . . . . . . . . . . . . . . . . . . .  18

STATEMENT OF ASSETS AND LIABILITIES. . . . . . . . . . . . .  19

THE FUND
--------

    PRAGMA Investment Trust (the "Trust") was organized as an Ohio business trust on January 10, 1996. The Trust currently offers one series of shares to investors, The PRAGMA Providence Fund (the "Fund").

    Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. No shareholder is liable to further calls or to assessment by the Fund without his express consent.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

    A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Objective, Investment Policies and Risk Considerations") appears below:

    MAJORITY. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

    COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's restriction on illiquid investments (see "Investment Limitations") unless, in the judgment of the Adviser, such note is liquid.

    The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Commercial paper rated A-1 (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

    BANK DEBT INSTRUMENTS. Bank debt instruments in which the Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, by trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Fund will only invest in bankers' acceptances of banks having a short-term rating of A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

    REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

    Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

    For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

    LOANS OF PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or U.S. Government obligations, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. It is the Fund's policy, which may not be changed without the affirmative vote of a majority of its outstanding shares, that such loans will not be made if as a result the aggregate of all outstanding loans exceeds 25% of the value of the Fund's total assets.

     Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Fund or an affiliated person of the Adviser or other affiliated person. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

    FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities (payable in U.S. dollars) of foreign issuers. Because the Fund may invest in foreign securities, investment in the Fund involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

    WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may purchase warrants and rights, provided that the Fund does not invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities. Of such 5%, no more than 2% of the Fund's assets at the time of purchase may be invested in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

INVESTMENT LIMITATIONS
---------------------

    The Fund has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The Fund may not:

    1. Invest in securities of any one issuer if immediately after and as a result of such investment more than 5% of the total assets of the Fund, at market value, would be invested in the securities of such issuer. This restriction does not apply to investment in securities of the United States Government, its agencies or instrumentalities.

    2. Purchase more than 10% of the outstanding voting securities, or any class of securities, of any one issuer. This restriction does not apply to investment in securities of the United States Government, its agencies or instrumentalities.

    3. Invest more than 25% of its total assets in the securities of issuers in any particular industry. This restriction does not apply to investment in securities of the United States Government, its agencies or instrumentalities.

    4. Invest for the purpose of exercising control or management.

    5. Purchase or sell commodities or real estate. However, the Fund may invest in publicly traded securities secured by real estate or issued by companies which invest in real estate or real estate interests.

    6. Purchase securities on margin, make short sales of securities or maintain a short position, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This restriction on short sales does not apply to short sales "against the box" (i.e., when the Fund owns or is long on the securities sold short).

     7. Lend money, except by engaging in repurchase agreements or by purchasing publicly distributed or privately placed debt obligations in which the Fund may invest consistent with its investment objective and policies. The Fund may make loans of its portfolio securities in an aggregate amount not exceeding 25% of its total assets, provided that such loans are collateralized by cash or cash equivalents or U.S. Government obligations in an amount equal to the market value of the securities loaned, marked to market on a daily basis.

    8. Borrow money, except for i) temporary bank borrowings not in excess of 5% of the value of the Fund's total assets for emergency or extraordinary purposes or ii) short-term credits not in excess of 5% of the value of the Fund's total assets as may be necessary for the clearance of securities transactions.

    9. Issue senior securities as defined in the Investment Company Act of 1940, as amended, or mortgage, pledge, hypothecate or in any way transfer as security for indebtedness any securities owned or held by the Fund except as may be necessary in connection with borrowings described in (8) above, and then not exceeding 5% of the Fund's total assets, taken at the lesser of cost or market value.

    10. Underwrite securities of other issuers except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

    11. Hold more than 15% of its net assets in securities which are illiquid.


    12. Invest in oil, gas or other mineral leases, or purchase or sell real property, including real estate limited partnership interests.

    13. Invest more than 5% of its net assets in warrants and will not invest more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. This restriction does not apply to investment in warrants acquired in units or attached to securities.

    With respect to the percentages adopted by the Fund as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

    The Fund does not intend to pledge, mortgage or hypothecate the assets of the Fund. The Fund does not intend to make short sales of securities "against the box" as described in investment limitation 6. The Fund does not intend to make loans of its portfolio securities. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

TRUSTEES AND OFFICERS
---------------------

     The following is a list of the Trustees and executive officers of the Fund. Each Trustee who is an "interested person" of the Fund, as defined by the Investment Company Act of 1940, is indicated by an asterisk. John H. Alban, Jr. is the father of John H. Alban, III.


NAME                              AGE            POSITION HELD
----                              ---            -------------
*John  H. Alban, Jr.              61             Chairman of the Board/ Trustee
*John H. Alban, III               32             President/Trustee
+William L. Hutton                55             Trustee
+William B. Snyder                64             Trustee
+James C. Tappan                  60             Trustee
Robert G. Dorsey                  38             Vice President
John F. Splain                    39             Secretary
Mark J. Seger                     34             Treasurer

* John H. Alban, Jr. and John H. Alban, III, as affiliated persons of PRAGMA, Inc., the Fund's investment adviser, are "interested persons" of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

+    Member of Audit Committee

         The principal occupations of the Trustees and executive officers of the Fund during the past five years are set forth below:

     JOHN H. ALBAN, JR., 7150 Greenville Avenue, Suite 101 - LB 340, Dallas, Texas, is President of PRAGMA, Inc.

     JOHN H. ALBAN, III, 7150 Greenville Avenue, Suite 101 - LB 340, Dallas, Texas, is Treasurer and Vice President of PRAGMA, Inc.

     WILLIAM L. HUTTON, 7150 Greenville Avenue, Suite 500, Dallas, Texas, is Vice President of Texas Retina Associates (a medical association). He is also Chief Executive Officer of Medsynergies (a management company) and President of Quality Vision Network.

     WILLIAM B. SNYDER, 7150 Greenville Avenue, Suite 400, Dallas, Texas, is a partner of Texas Retina Associates.

     JAMES C. TAPPAN, 6952 S.E. Golfhouse Drive, Hobe Sound, Florida, is Chairman of the Board of Milnot Company (a food manufacturing company) and President of Tappan Capital Partners (an equity investment partnership). He is also a director of Columbia Mutual Life (an insurance company) and A.T. Cross (a writing instruments company). He formerly was Chairman of the Board of Bentley Mills (a fine carpet company).

     ROBERT G. DORSEY, 312 Walnut Street, Cincinnati, Ohio, is President and Treasurer of MGF Service Corp. (a registered transfer agent) and Treasurer of Midwest Group Financial Services, Inc. (a registered broker-dealer and investment adviser) and Leshner Financial, Inc. (a financial services company and parent of MGF Service Corp. and Midwest Group Financial Services, Inc.). He is also Vice President of Brundage, Story and Rose Investment Trust, Leeb Personal FinanceTM Investment Trust and Markman MultiFund Trust and Assistant Vice President of Fremont Mutual Funds, Inc., Schwartz Investment Trust, The Tuscarora Investment Trust and Williamsburg Investment Trust (all of which are registered investment companies).

     JOHN F. SPLAIN, 312 Walnut Street, Cincinnati, Ohio, is Secretary and General Counsel of MGF Service Corp., Midwest Group Financial Services, Inc. and Leshner Financial, Inc. He is also Secretary of Midwest Trust, Midwest Group Tax Free Trust, Midwest Strategic Trust, Brundage, Story and Rose Investment Trust, Leeb Personal FinanceTM Investment Trust, Markman MultiFund Trust, The Tuscarora Investment Trust and Williamsburg Investment Trust and Assistant Secretary of Schwartz Investment Trust and Fremont Mutual Funds, Inc. (all of which are registered investment companies).

     MARK J. SEGER, C.P.A., 312 Walnut Street, Cincinnati, Ohio, is Vice President of Leshner Financial, Inc. and MGF Service Corp. He is also Treasurer of Midwest Trust, Midwest Group Tax Free Trust, Midwest Strategic Trust, Brundage, Story and Rose Investment Trust, Leeb Personal FinanceTM Investment Trust, Markman MultiFund Trust and Williamsburg Investment Trust, Assistant Treasurer of Schwartz Investment Trust and The Tuscarora Investment Trust and Assistant Secretary of Fremont Mutual Funds, Inc.

     The Trust will reimburse the non-interested Trustees for travel and other expenses incurred in the performance of their duties.

THE INVESTMENT ADVISER
----------------------

     PRAGMA, Inc. (the "Adviser") is the Fund's investment manager. John H. Alban, Jr. and John H. Alban, III, as employees of the Adviser, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. John H. Alban, Jr. is the controlling shareholder of the Adviser by virtue of his ownership of 81% of its outstanding shares.

     Under the terms of the investment advisory agreement between the Fund and the Adviser, the Adviser manages the Fund's investments. The Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of its average daily net assets. The rate of this fee is higher than that paid by most mutual funds; however, unlike most mutual funds, the advisory fee paid by the Fund includes transfer agency, pricing, custodial, auditing and legal services, and general administrative and other operating expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested Trustees and extraordinary expenses.

     The Adviser pays, out of the investment advisory fees it receives from the Fund, all the expenses of the Funds except brokerage commissions, taxes, interest, fees and expenses of the non-interested Trustees of the Trust and extraordinary expenses. The Fund may have an obligation to indemnify the Fund's officers and Trustees with respect to litigation to which the Fund may be a party, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties.

     By its terms, the Fund's investment advisory agreement will remain in force until March 15, 1998 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Fund, by a vote cast in person at a meeting called for the purpose of voting such approval. The Fund's investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

     The Adviser will reimburse the Fund to the extent that the expenses of the Fund for any fiscal year exceed the applicable expense limitations imposed by state securities administrators, as such limitations may be lowered or raised from time to time. The most restrictive limitation is presently 2.5% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets and 1.5% of average daily net assets in excess of $100 million. If any such reimbursement is required, the payment of the advisory fee at the end of any month will be reduced or postponed or, if necessary, a refund will be made to the Fund at the end of such month. Certain expenses such as brokerage commissions, if any, taxes, interest, extraordinary items and other expenses subject to approval of state securities administrators are excluded from such limitations. If the expenses of the Fund approach the applicable limitation in any state, the Fund will consider the various actions that are available to it, including suspension of sales to residents of that state.

     The name "PRAGMA" is a property right of the Adviser and may be used by the Adviser in other connections and for other purposes, including in the name of other investment companies. The Fund has agreed to discontinue any use of the name "PRAGMA" if the Adviser ceases to be employed as the Fund's investment manager.

SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Fund. In the purchase and sale of portfolio securities, the Adviser seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer.

     The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Fund.

     The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Adviser, nor affiliates of the Fund or the Adviser, will receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with other brokers.

CODE OF ETHICS. The Fund and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The code significantly restricts the personal investing activities of all employees of the Adviser and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Adviser. The Code requires that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which, at that time, is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by the Fund. The substantive restrictions applicable to investment personnel of the Adviser include a ban on acquiring any securities in an initial public offering. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Adviser within periods of trading by the Fund in the same (or equivalent) security.

PORTFOLIO TURNOVER
------------------

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period.

     Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE
--------------------------

     The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on each day the Fund is open for business. The Fund is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Fund may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.

TAXES
-----

     The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the Statement of Additional Information includes additional information concerning federal taxes.

     The Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; (ii) derive less than 30% of its gross income in each taxable year from the sale or other disposition of the following assets held for less than three months: (a) stock or securities, (b) options, futures or forward contracts not directly related to its principal business of investing in stock or securities; and (iii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     The Fund is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

     Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                              P (1 + T)n = ERV
Where:

P =               a hypothetical initial payment of $1,000
T =               average annual total return
n =               number of years
ERV =             ending redeemable value of a hypothetical $1,000 payment
                  made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Fund may use the following publications or indices to discuss or compare Fund performance:

     Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in the Growth Funds category. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 Index, the NASDAQ Composite Index and the Value Line Composite Index. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange. The Russell 2000 Index, representing approximately 11% of the U.S. equity market, is an unmanaged index comprised of the

2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market). The NASDAQ Composite Index is an unmanaged index which averages the trading prices of more than 3,000 domestic over-the-counter companies. The Value Line Composite Index is an unmanaged index comprised of approximately 1,700 stocks, the purpose of which is to portray the pattern of common stock price movement.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

CUSTODIAN
---------

     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio, has been retained to act as Custodian for the Fund's investments. Star Bank, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------

     The firm of Arthur Andersen LLP has been selected as independent auditors for the Fund for the fiscal year ending March 31, 1997. Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio, performs an annual audit of the Fund's financial statements and advises the Fund as to certain accounting matters.

MGF SERVICE CORP.
----------------

     The Fund's transfer agent, MGF Service Corp. ("MGF"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. MGF receives for its services as transfer agent a fee payable monthly at an annual rate of $17 per account, provided, however, that the minimum fee is $1,000 per month. This fee is paid by the Adviser out of the investment advisory fee paid to the Adviser by the Fund. In addition, the Adviser reimburses MGF for its out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     MGF also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable MGF to perform its duties, MGF receives from the Adviser (not the Fund) $2,000 per month when the Fund's average daily net assets are less than $50 million, $2,500 per month when the Fund's average daily net assets are between $50 million and $100 million, $3,000 per month when such assets are between $100 million and $200 million and $4,000 per month when the Fund's average daily net assets are $200 million or more.

     In addition, MGF is retained to provide administrative services to the Fund. In this capacity, MGF supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. MGF supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Adviser (not the Fund) pays MGF a fee at the annual rate of .15% of the average value of its daily net assets up to $25,000,000, .125% of such assets from $25,000,000 to $50,000,000 and .10% of such assets in excess of $50,000,000; provided, however, that the minimum fee is $1,000 per month.

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------

     The Fund's Statement of Assets and Liabilities as of February 20, 1996 is attached to this Statement of Additional Information.

                           THE PRAGMA PROVIDENCE FUND

                                       OF

                             PRAGMA INVESTMENT TRUST

                       STATEMENT OF ASSETS AND LIABILITIES

                                      AS OF

                                FEBRUARY 20, 1996



                                  TOGETHER WITH

                                AUDITORS' REPORT

                               ARTHUR ANDERSEN LLP



                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Trustees and Shareholder of
  Pragma Providence Fund:



         We have audited the accompanying statement of assets and liabilities of the Pragma Providence Fund as of February 20, 1996. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Pragma Providence Fund as of February 20, 1996 in conformity with generally accepted accounting principles.


                                            /s/ Arthur Andersen LLP
                                            -----------------------

Cincinnati, Ohio
  February 20, 1996

                           THE PRAGMA PROVIDENCE FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                             AS OF FEBRUARY 20, 1996


ASSETS:
         Cash                                               $500,000
         Organization costs (Note 2)                          35,000
                                                            --------
                           Total assets                      535,000


LIABILITIES:
         Accrued expenses (Note 2)                            35,000
                                                            --------

                           Total liabilities                  35,000
                                                            --------

         Net assets for shares of
           beneficial interest outstanding                  $500,000
                                                            ========

         Shares outstanding                                   50,000
                                                            ========
         Net asset value, offering price
           and redemption price per share                   $  10.00
                                                            ========




















                     The accompanying notes are an integral
                             part of this statement.

                           THE PRAGMA PROVIDENCE FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                             AS OF FEBRUARY 20, 1996


     (1) PRAGMA Investment Trust (the Trust) is a diversified open-end investment company established as an Ohio business trust under a Declaration of Trust dated January 4, 1996. The Trust has established one fund series to date, The PRAGMA Providence Fund (the Fund). The Trust has had no operations except for the initial issuance of shares. On February 13, 1996, 50,000 shares of the Fund were issued for cash at $10.00 per share.

     (2) Expenses incurred in connection with the organization of the Fund and the initial offering of shares are estimated to be $35,000, which includes $30,000 paid to MGF Service Corp., the Fund's administrator. These expenses have been paid by PRAGMA, Inc. (the Adviser). Upon commencement of the public offering of shares of the Fund, the Fund will reimburse the Adviser for such expenses, with that amount being capitalized and amortized on a straight-line basis over five years. As of February 20, 1996, all outstanding shares of the Fund were held by an affiliate of the Adviser, who purchased these initial shares in order to provide the Trust with its required capital. In the event the initial shares of the Fund are redeemed below the required minimum initial capitalization of $100,000 by an holder thereof at any time prior to the complete amortization of organizational expenses, the redemption proceeds payable with respect to such shares will be reduced by the pro rata (based upon the portion of the shares redeemed in relation to the required minimum initial capitalization) of the unamortized deferred organizational expenses as of the date of such redemption.

     (3) Reference is made to the Prospectus and this Statement of Additional Information for a description of the Management Agreement, the Administration Agreement, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

                             PRAGMA INVESTMENT TRUST
                             -----------------------

PART C.           OTHER INFORMATION
------            -----------------

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

         (a)      (i)        Financial Statements included in Part A:

                             None

                  (ii)       Financial Statements included in Part B:

                             Statement of Assets and Liabilities, February 20, 1996

                             Notes to Financial Statements

                             Report of Independent Accountants

         (b)       Exhibits

                   (1)       Agreement and Declaration of Trust*

                   (2)       Bylaws*

                   (3)       Inapplicable

                   (4)       Inapplicable

                   (5)       Form of Investment Advisory Agreement with
                             PRAGMA, Inc.*

                   (6)       Inapplicable

                   (7)       Inapplicable

                   (8)       Form of Custody Agreement with Star Bank,
                             N.A.*

                   (9)  (i)  Form of Administrative Services Agreement
                             with MGF Service Corp.*

                       (ii) Form of Accounting Services Agreement with MGF Service Corp.*

                      (iii) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with MGF Service Corp.*


                   (10)      Opinion and Consent of Counsel

                   (11)       Consent of Independent Public Accountants

                   (12)       Inapplicable

                   (13)       Form of Agreement Relating to Initial
                              Capital*

                   (14)       Inapplicable

                   (15)       Inapplicable

                   (16)       Inapplicable

                   (17)       Financial Data Schedule

                   (18)       Inapplicable
--------------------------------------

* Incorporated by reference to the Trust's initial registration statement on Form N-1A.

ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                  REGISTRANT.

                  After commencement of the public offering of the Registrant's shares, the Registrant expects that no person will be directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES.

                  As of February 27, 1996, there is one holder of the shares of beneficial interest of the Registrant.

ITEM 27.          INDEMNIFICATION

                  Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

                           "SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise

                           (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                           SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                           SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  The Registrant expects to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy will provide coverage to the Registrant, its Trustees and officers and PRAGMA, Inc. (the "Adviser"). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

                  The Investment Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with any investment policy or the purchase, sale, or retention of any investment on the recommendation of the Adviser; PROVIDED, HOWEVER, that nothing therein contained shall be construed to protect the Adviser against any liability to the Registrant by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreement.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
          ADVISER

                  (a) The Adviser is a Texas corporation organized in 1981. In addition to its investment advisory activities the Adviser is also registered as a Commodity Trading Advisor (CTA) and a Commodity Pool Operator (CPO). The Adviser's CTA registration has been effective since July 1981 while its Commodity Pool Operator registration has been effective since July 1984. The Adviser is the general partner and trading advisor for The PRAGMA Beta Futures Fund I, a limited partnership that speculates in the futures markets. As an investment adviser, the Adviser does not provide advice regarding investment in commodity pools or commodity limited partnerships.

                  (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

                      (i)           John H. Alban, Jr. - President of the
                                    Adviser.

                                    Chairman of the Board of the Registrant.

                      (ii) B. David Cranfill - Senior Vice President and Secretary of the Adviser.

                      (iii) John H. Alban, III - Vice President and Treasurer of the Adviser.

                                    President of the Registrant.

                      (iv)          Elizabeth A. Dunn - Vice President of the
                                    Adviser.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a)      Inapplicable

          (b)      Inapplicable

          (c)      Inapplicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the
                  Registrant at its offices located at 7150 Greenville Avenue, Suite 101 - LB 340, Dallas, Texas 75231 as well as at the offices of the Registrant's transfer agent located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202.

ITEM 31.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

                  Inapplicable

ITEM 32.  UNDERTAKINGS

                  (a)      Inapplicable

                  (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

                  (c)      Inapplicable

                  (d) The Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10% of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and State of Texas, on the 15th day of March, 1996.

                             PRAGMA INVESTMENT TRUST

                            By:/S/ JOHN H. ALBAN, JR.
                               ---------------------
                               John H. Alban, Jr.
                               Chairman of the Board




         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   SIGNATURE                              TITLE                  DATE
   ---------                              -----                  ----


/S/ JOHN H. ALBAN, JR.                   Chairman            March 15, 1996
------------------------                 of the Board
John H. Alban, Jr.                       and Trustee


/S/ JOHN H. ALBAN, III                   President           March 15, 1996
------------------------                 and Trustee
John H. Alban, III


/S/ MARK J. SEGER                        Treasurer           March 15, 1996
------------------------
Mark J. Seger

                                INDEX TO EXHIBITS



(1)               Agreement and Declaration of Trust*

(2)               Bylaws*

(3)               Inapplicable

(4)               Inapplicable

(5)               Form of Investment Advisory Agreement*

(6)               Inapplicable

(7)               Inapplicable

(8)               Form of Custody Agreement*

(9)(i)            Form of Administrative Services Agreement*

(9)(ii)           Form of Accounting Services Agreement*

(9)(iii) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement*

(10)              Opinion and Consent of Counsel

(11)              Consent of Independent Public Accountants

(12)              Inapplicable

(13)              Form of Agreement Relating to Initial Capital*

(14)              Inapplicable

(15)              Inapplicable

(16)              Inapplicable

(17)              Financial Data Schedule

(18)              Inapplicable

----------------------------

* Incorporated by reference to the Trust's initial registration statement on Form N-1A.